Oct. 01, 2015
Calvert VP SRI Large Cap Value Portfolio
CALVERT VP SRI BALANCED PORTFOLIO
CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
Supplement to
Calvert Variable Products Prospectus (Calvert VP SRI Portfolios)
dated April 30, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert VP SRI Balanced Portfolio and Calvert VP SRI Large Cap Value Portfolio (each a “Portfolio”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, Calvert VP SRI Balanced Portfolio has approved the addition of certain portfolio managers for the fixed-income assets of the Portfolio to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

The last two paragraphs under “Investments, Risks and Performance – Principal Investment Strategies” in the Portfolio Summary for each Portfolio is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Under "Investments, Risks and Performance – Principal Risks” in the Portfolio Summary for each Portfolio, delete “Sustainable and Socially Responsible Investing Risk" and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Portfolio’s exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.